UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                     HAVERFORD QUALITY GROWTH
                                                    STOCK FUND
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.2%
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      ----------     -----------
CONSUMER DISCRETIONARY -- 12.7%
    Home Depot                                            19,475     $   793,412
    Johnson Controls                                       5,475         506,219
    Lowe's                                                23,850         803,983
    McGraw-Hill                                            4,825         323,661
    Target                                                 7,475         458,666
                                                                     -----------
                                                                       2,885,941
                                                                     -----------
CONSUMER STAPLES -- 18.7%
    Coca-Cola                                              5,775         276,507
    Colgate-Palmolive                                     10,425         712,027
    PepsiCo                                               14,400         939,456
    Procter & Gamble                                      13,825         896,828
    Sysco                                                 20,025         691,864
    Wal-Mart Stores                                       15,650         746,348
                                                                     -----------
                                                                       4,263,030
                                                                     -----------
ENERGY -- 2.1%
    Exxon Mobil                                            6,350         470,535
                                                                     -----------
FINANCIAL SERVICES -- 22.0%
    Aflac                                                 20,125         958,151
    American Express                                       8,275         481,770
    American International Group                          15,400       1,054,130
    Citigroup                                             16,675         919,293
    SLM                                                   21,425         984,693
    Wells Fargo                                           17,450         626,804
                                                                     -----------
                                                                       5,024,841
                                                                     -----------
HEALTH CARE -- 20.7%
    Abbott Laboratories                                   11,875         629,375
    Becton Dickinson                                       7,150         550,121
    Biomet                                                12,775         541,149
    Johnson & Johnson                                     15,225       1,017,030
    Medtronic                                             15,975         853,864
    Novartis ADR                                          19,475       1,123,512
                                                                     -----------
                                                                       4,715,051
                                                                     -----------
INDUSTRIAL -- 9.4%
    3M                                                     6,925         514,528
    General Electric                                      24,525         884,126
    United Parcel Service, Cl B                           10,200         737,256
                                                                     -----------
                                                                       2,135,910
                                                                     -----------
INFORMATION SERVICES -- 12.6%
    Automatic Data Processing                             15,300         730,116
    Intel                                                 50,000       1,048,000
    Microsoft                                             35,575       1,097,845
                                                                     -----------
                                                                       2,875,961
                                                                     -----------

    TOTAL COMMON STOCK
      (Cost $19,852,668)                                              22,371,269
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                     HAVERFORD QUALITY GROWTH
                                                    STOCK FUND
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CASH EQUIVALENT (A) -- 1.5%
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      ----------     -----------
    SEI Daily Income Trust, Prime Obligation Fund,
      Cl A, 5.34%
      (Cost $346,730)                                    346,730     $   346,730
                                                                     -----------

    Total Investments -- 99.7%
        (Cost $20,199,398) +                                         $22,717,999
                                                                     ===========
    PERCENTAGES ARE BASED ON NET ASSETS OF $22,795,482

(A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2007. ADR AMERICAN DEPOSITARY RECEIPT
CL  CLASS

+ AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $20,199,398, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,701,969 AND $(183,368), RESPECTIVELY.

    FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




HIM-QH-001-0600

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           --------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: March 30, 2007
* Print the name and title of each signing officer under his or her signature.